BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
BUSINESS COMBINATION

3.    BUSINESS COMBINATION

On December 27, 2021 (the “Closing Date”), Roman DBDR consummated its Business Combination, pursuant to that Merger Agreement dated April 19, 2021, by and among Roman DBDR, Merger Sub, Holdings and LLR Equity Partners IV, L.P. as subsequently amended by that certain Amendment No. 1 to the Merger Agreement dated as of May 25, 2021 (the “First Amendment” and the Original Merger Agreement as amended by the First Amendment, the “Merger Agreement”). Holdings is considered the Company’s accounting predecessor. On the Closing Date, the Merger Sub of Roman DBDR merged with and into Holdings, with Holdings surviving as a wholly owned subsidiary of Roman DBDR. Upon consummation of the Business Combination, Holdings amended and restated its limited liability company agreement (the “Second Amended and Restated LLC Agreement”) and the holders of issued and outstanding equity of Holdings received a combination of cash consideration, certain newly-issued membership units of Holdings (each, a “Holdings Unit”) and shares of newly-issued Class B Common Stock of the Company, which have no economic value, but entitle the holder to one vote per issued share and were issued on a one-for-one basis for each Holdings Unit retained by the holder following the Merger; the holders of outstanding options to purchase Holdings equity received a combination of cash consideration and options to purchase shares of Class A Common Stock of the Company and the Company received all of the voting units in Holdings. The Holdings’ Second Amended and Restated LLC Agreement, together with an Exchange Agreement entered into at the closing of the transactions contemplated by the Merger Agreement, provides the holders of Holdings Units the right to exchange the Holdings Units, together with the cancellation of an equal number of shares of Class B Common Stock, for Class A Common Stock, subject to certain restrictions set forth therein.

Following the Closing, the Company is organized in an “Up-C” structure with a Board of Managers appointed by the Board of Directors of the Company controlling Holdings in accordance with the terms of the Holdings’ Second Amended and Restated LLC Agreement. In addition to the consideration paid at Closing as described above, Holdings’ equity holders have the right to receive an aggregate of up to 7,500,000 additional (i) shares of Class A Common Stock or (ii) Holdings Units (and a corresponding number of shares of Class B Common Stock), as applicable, in earn-out consideration based on the achievement of certain stock price thresholds (collectively, the “Earnouts”).

Concurrent with Closing, the Company entered into a tax receivable agreement (the “Tax Receivable Agreement”) with Holdings and holders of interests in Holdings. Pursuant to the Tax Receivable Agreement, the Company is required to pay to participating holders of membership units in Holdings 90% of the amount of savings, if any, in U.S. federal, state and local income tax that the Company actually realizes as a result of the utilization of certain tax attributes. In addition, concurrent with the Closing, the Company entered into a stockholders agreement (the “Stockholders Agreement”) with certain equity holders of the Company relating to the voting for directors of the Company and containing certain lock-up restrictions, as well as a registration rights agreement that provides customary registration rights to certain equity holders of the Company.

In connection with the execution of the Business Combination, the Company entered into separate subscription agreements (each, a "Subscription Agreement") with a number of investors ("Note Holders"), pursuant to which the Note Holders agreed to purchase, and the Company agreed to sell to the Note Holders, an aggregate of 4,500,000 shares of the Company’s class A common stock (the "PIPE Shares"), for a purchase price of $10.00 per share and an aggregate purchase price of $45,000, in a private placement pursuant to the subscription agreements (the "PIPE"). The PIPE investment closed simultaneously with the consummation of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Roman DBDR was treated as the "acquired" company for financial reporting purposes. See Note 1, Description of Organization and Business Operations, for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Holdings issuing stock for the net assets of Roman DBDR, accompanied by a recapitalization. The net assets of Roman DBDR are stated at historical cost, with no goodwill or other intangible assets recorded.

The following summarizes the net contributions received from the Business Combination and PIPE financing:

Recapitalization
Cash - Roman DBDR’s trust and cash (net of redemptions)	$47,359
Cash - PIPE (Common)	45,000
Cash - PIPE (Exchangeable Notes)	130,000
Less: transaction costs and advisory fees paid	(34,132)
Net Business Combination and PIPE financing	$188,226

The following table describes the number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	23,156,000
Less: redemption of Roman DBDR shares	(18,515,018)
Common stock of Roman DBDR	4,640,982
Roman DBDR Founder Shares	5,789,000
Shares issued in PIPE	4,500,000
Business Combination and PIPE financing shares - Class A common stock	14,929,982
Class B common stock held by Holdings	61,136,800
Total shares of common stock - Class A and Class B immediately after Business Combination	76,066,782